Fees and Expenses	Jun. 06, 2025
Schwab 1000 Index ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Summary Prospectus and Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summary” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.03
Other expenses	None
Total annual fund operating expenses	0.03
(1)
The information in the table has been restated to reflect current fees and expenses.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

Schwab International Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Summary Prospectus and Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summary” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.03
Other expenses	None
Total annual fund operating expenses	0.03
(1)
The information in the table has been restated to reflect current fees and expenses.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

Schwab International Small-Cap Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Summary Prospectus and Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summary” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.08
Other expenses	None
Total annual fund operating expenses	0.08
(1)
The information in the table has been restated to reflect current fees and expenses.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103

Schwab Emerging Markets Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Summary Prospectus and Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summary” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.07
Other expenses	None
Total annual fund operating expenses	0.07
(1)
The information in the table has been restated to reflect current fees and expenses.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90